Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table discloses information on compensation actually paid ("CAP") to our principal executive officers ("PEOs") and the average CAP for non-PEO named executive officers ("Non-PEO NEOs") during the specified years alongside total shareholder return ("TSR") and net income metrics.

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)				Value of Initial Fixed $100 Investment Based On:
Year	PEO (Hirsch) ($)	PEO (Bezdek) ($)	PEO (Hirsch) ($)	PEO (Bezdek) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (millions)(6) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)
2022	507,290	537,005	(74,354,147)	(74,324,432)	6,670,593	1,873,136	9.23	58.66	(32.80)
2021	879,104	891,681	(21,185,458)	(21,172,881)	688,283	(4,603,188)	64.71	104.58	(25.30)
2020	267,650,186	267,652,442	568,448,872	568,451,128	27,153,760	48,509,159	79.88	105.12	(293.60)

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(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Hirsch and Bezdek (our Co-Chief Executive Officers for each of 2020, 2021 and 2022) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(2) The dollar amounts reported in column (c) represent the amount of CAP to Messrs. Hirsch and Bezdek, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Hirsch and Bezdek during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Hirsch and Bezdek for each year to determine the CAP:

Co-Chief Executive Officer – Mr. Hirsch

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2022	507,290	—	(74,861,437)	N/A	(74,354,147)
2021	879,104	—	(22,064,562)	N/A	(21,185,458)
2020	267,650,186	(266,662,480)	567,461,166	N/A	568,448,872

Co-Chief Executive Officer – Mr. Bezdek

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2022	537,005	—	(74,861,437)	N/A	(74,324,432)
2021	891,681	—	(22,064,562)	N/A	(21,172,881)
2020	267,652,442	(266,662,480)	567,461,166	N/A	568,451,128

______________________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for the applicable year.

(b) The amounts deducted or added in calculating the equity award adjustments for each of Messrs. Hirsch and Bezdek are as follows:

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2022	—	(50,328,459)	—	(24,532,978)	(74,861,437)
2021	—	(21,620,649)	—	(443,913)	(22,064,562)
2020	155,265,312	—	412,195,854	—	567,461,166

_________________________

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (excluding Messrs. Hirsch and Bezdek, each of whom served as our Co-Chief Executive Officers from 2011 until April 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs (excluding Messrs. Hirsch and Bezdek) included for purposes of calculating the average amounts in each applicable year are as follows:

(i) for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey;

(ii) for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky; and

(iii) for 2020, Bansi Nagji and Andrew Slutsky.

(4) The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,670,593	(5,990,756)	1,193,299	N/A	1,873,136
2021	688,283	—	(5,291,471)	N/A	(4,603,188)
2020	27,153,760	(26,599,498)	47,954,897	N/A	48,509,159

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2022	4,323,653	(2,231,887)	544,761	(1,443,228)	1,193,299
2021	—	(5,148,912)	—	(142,559)	(5,291,471)
2020	43,866,686	1,134,576	2,300,723	652,913	47,954,897

_________________________

(5) The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Internet Services Index.

(6) The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Hirsch and Bezdek (our Co-Chief Executive Officers for each of 2020, 2021 and 2022) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (excluding Messrs. Hirsch and Bezdek, each of whom served as our Co-Chief Executive Officers from 2011 until April 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs (excluding Messrs. Hirsch and Bezdek) included for purposes of calculating the average amounts in each applicable year are as follows:

(i) for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey;

(ii) for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky; and

(iii) for 2020, Bansi Nagji and Andrew Slutsky.

Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Hirsch and Bezdek for each year to determine the CAP:

Co-Chief Executive Officer – Mr. Hirsch

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2022	507,290	—	(74,861,437)	N/A	(74,354,147)
2021	879,104	—	(22,064,562)	N/A	(21,185,458)
2020	267,650,186	(266,662,480)	567,461,166	N/A	568,448,872

Co-Chief Executive Officer – Mr. Bezdek

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2022	537,005	—	(74,861,437)	N/A	(74,324,432)
2021	891,681	—	(22,064,562)	N/A	(21,172,881)
2020	267,652,442	(266,662,480)	567,461,166	N/A	568,451,128

______________________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for the applicable year.

(b) The amounts deducted or added in calculating the equity award adjustments for each of Messrs. Hirsch and Bezdek are as follows:

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2022	—	(50,328,459)	—	(24,532,978)	(74,861,437)
2021	—	(21,620,649)	—	(443,913)	(22,064,562)
2020	155,265,312	—	412,195,854	—	567,461,166

Non-PEO NEO Average Total Compensation Amount	$ 6,670,593	$ 688,283	$ 27,153,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,873,136	(4,603,188)	48,509,159
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,670,593	(5,990,756)	1,193,299	N/A	1,873,136
2021	688,283	—	(5,291,471)	N/A	(4,603,188)
2020	27,153,760	(26,599,498)	47,954,897	N/A	48,509,159

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2022	4,323,653	(2,231,887)	544,761	(1,443,228)	1,193,299
2021	—	(5,148,912)	—	(142,559)	(5,291,471)
2020	43,866,686	1,134,576	2,300,723	652,913	47,954,897

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Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs, the cumulative TSR and the weighted peer group TSR of the Dow Jones Internet Services Index ("DJISVC") for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100 at the close of the market on September 23, 2020 through December 31, 2022, and that all dividends paid by companies included in the index have been reinvested. The DJISVC TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs and the Company’s net income for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Amount	$ 9.23	64.71	79.88
Peer Group Total Shareholder Return Amount	58.66	104.58	105.12
Net Income (Loss)	(32,800,000)	(25,300,000)	(293,600,000)
Hirsch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	507,290	879,104	267,650,186
PEO Actually Paid Compensation Amount	$ (74,354,147)	$ (21,185,458)	$ 568,448,872
PEO Name	Hirsch	Hirsch	Hirsch
Bezdek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 537,005	$ 891,681	$ 267,652,442
PEO Actually Paid Compensation Amount	$ (74,324,432)	$ (21,172,881)	$ 568,451,128
PEO Name	Bezdek	Bezdek	Bezdek
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (74,861,437)	$ (22,064,562)	$ 567,461,166
PEO [Member] | Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	155,265,312
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,328,459,000)	(21,620,649,000)
PEO [Member] | ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	412,195,854
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,532,978)	(443,913)	0
PEO [Member] | Hirsch [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(266,662,480)
PEO [Member] | Hirsch [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,861,437)	(22,064,562)	567,461,166
PEO [Member] | Bezdek [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(266,662,480)
PEO [Member] | Bezdek [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,861,437)	(22,064,562)	567,461,166
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,990,756)	0	(26,599,498)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,193,299	(5,291,471)	47,954,897
Non-PEO NEO [Member] | Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,323,653	0	43,866,686
Non-PEO NEO [Member] | Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,231,887,000)	(5,148,912,000)	1,134,576,000
Non-PEO NEO [Member] | Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	544,761	0	2,300,723
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,443,228,000)	$ (142,559,000)	$ 652,913,000